SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Summary of compensation expense recognized for share-based awards

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Share-based compensation expenses
—Share options(a)	47,405	19,560	106

Summary of assumptions used to determine the fair value of share options granted

	As of December 31,
	2022	2023
Risk-free interest rate	3.98%	NA
Expected volatility	43.60%	NA
Expected life of option (years)	10	NA
Expected dividend yield	—	NA
Fair value per ordinary share	US$0.12	NA

Summary of stock option activity

			Weighted
			average
			remaining	Aggregate
	Number of	Weighted average	contractual	intrinsic
	options	exercise price (US$)	life (years)	value (US$)
Outstanding at January 1, 2021	26,106,599	0.74	8.08	30,299
Granted	3,840,000	1.10	—	—
Forfeited	(4,709,197)	0.81	—	—
Exercised	(3,011,064)	0.43	—	—
Outstanding at December 31, 2021	22,226,338	0.80	7.41	26,813
Granted	1,010,000	1.10	—	—
Forfeited	(2,537,466)	0.98	—	—
Exercised	(956,256)	0.44	—	—
Outstanding at December 31, 2022	19,742,616	0.81	6.49	22,974
Granted	—	—	—	—
Forfeited	(5,047,307)	0.78	—	—
Exercised	(176,883)	0.03	—	—
Outstanding at December 31, 2023	14,518,426	0.83	5.58	15,552,713
Exercisable as of December 31, 2023	10,480,426	0.72	4.96	12,576,573
Expected to vest as of December 31, 2023	3,634,200	1.10	7.17	2,678,526